MFA 2026-NQM2 Trust ABS-15G

Exhibit 99.09 - Schedule 5

Data Compare

Infinity Loan ID	Loan Number	Redacted ID	Loan Number 2	Field	Loan Value	Tape Value	Variance	Variance %	Comment	Tape Source
xxx	xxx	65086		Subject Property Type	XXX	XXX			The Appraisal dated xxx reflects Subject Property Type asXXXX.	Initial
xxx	xxx	63736		B1 Citizenship Status	XXX	Non-Resident Alien			Final Application reflect B1 Citizenship Status as XXXX.	Initial
xxx	xxx	65107		Original Note Doc Date	xxx	xxx	-4 (Days)		The Note reflects the Original Note Doc Date as xxx.	Initial